Schedule of Underlying Stock Options Outstanding (Details)	12 Months Ended
Dec. 31, 2023 $ / shares shares
Equity [Abstract]
Range of exercise prices, lower range limit	$ 1.60
Range of exercise prices, upper range limit	$ 6.00
Shares underlying options outstanding | shares	169,304
Shares underlying options outstanding, weighted average remaining contractual life	7 years 4 months 24 days
Shares underlying options outstanding, weighted average exercise price	$ 3.47
Shares underlying options exercisable | shares	79,926
Shares underlying options exercisable, weighted average exercise price	$ 4.59